SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands	Feb. 23, 2023 shares	Dec. 22, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares shares	Dec. 23, 2019 HKD ($)	Dec. 18, 2019 HKD ($)
Hong Kong Company [Member]
Compensation to CEO				$ 1
Malaysia Company [Member]
Ownership held					100.00%
Compensation to CEO				$ 1	$ 1
StarFIN Holdings Limited [Member]
Ownership held		100.00%	100.00%
Compensation to CEO			$ 9,055,242
Shares issued | shares		8,232,038	8,232,038
Shares fair value		$ 9,055,242	$ 9,055,242
StarFIN Holdings Limited [Member] | Restricted Stock [Member]
Shares issued | shares	8,051,511
StarFIN Holdings Limited [Member] | Wong Kai Cheong [Member]
Ownership held	29.94%
Share issued and outstanding percentage	57.10%
StarFIN Holdings Limited [Member] | Hoo Swee Ping [Member]
Ownership held	10.91%
Share issued and outstanding percentage	40.22%
StarFIN Holdings Limited [Member] | Cham Hui Yin [Member]
Ownership held	0.48%
StarFIN Holdings Limited [Member] | Acquisition Agreement [Member]
Shares purchased | shares		10,000
Shares issued | shares		8,232,038
Shares price per share | $ / shares		$ 1.10	$ 1.10
Shares fair value		$ 9,055,242	$ 9,055,242